Summary of Option Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Mar. 05, 2012
Equity [Abstract]
Options Outstanding, Beginning balance			223,404
Options Exercisable, Begining balance
Options, Granted	223,404
Options, Exercised
Options, Forfeited/Cancelled
Options Outstanding, Ending balance	223,404		223,404
Options Exercisable, Ending balance	223,404
Options Outstanding, Weighted Average Exercise Price, Beginning balance
Options Exercisable, Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 1.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Options Outstanding, Weighted Average Exercise Price, Ending balance	$ 1.00
Options Exercisable, Weighted Average Exercise Price, Ending balance	$ 1.00